Selected Statement of Operations Data - Cost of revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
1) Cost of products sold:
Materials and subcontractors	$ 103,070	$ 194,819	$ 188,471
Labor costs	15,700	22,523	16,675
Overhead and other expenses	10,484	16,670	19,494
Cost of products sold	129,254	234,012	224,640
2) Cost of services rendered:
Materials consumed	45,704	36,728	37,691
Labor costs	37,481	33,557	30,633
Overhead and other expenses	22,784	25,145	19,937
Cost of services rendered	$ 105,969	$ 95,430	$ 88,261